SP Funds S&P Global Technology ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Computers - 14.5%
Accenture PLC - Class A	1,434	$383,021
Apple, Inc.	31,333	6,503,791
Capgemini SE - ADR	8,343	247,954
CGI, Inc.	2,217	214,203
Cognizant Technology Solutions Corp. - Class A	1,168	83,816
Crowdstrike Holdings, Inc. - Class A (a)	586	266,378
EPAM Systems, Inc. (a)	130	20,502
Fortinet, Inc. (a)	1,503	150,150
Fujitsu Ltd. - ADR	18,830	410,494
Gartner, Inc. (a)	182	61,634
Logitech International SA	1,583	148,426
NetApp, Inc.	481	50,087
Nomura Research Institute Ltd. - ADR	4,744	188,432
Obic Co. Ltd.	3,327	119,820
Seagate Technology Holdings PLC	494	77,563
Super Micro Computer, Inc. (a)	1,172	69,113
		8,995,384

Electrical Components & Equipment - 2.2%
Delta Electronics, Inc.	72,688	1,380,822

Electronics - 2.0%
Halma PLC - ADR	2,035	177,432
Jabil, Inc.	274	61,148
Kyocera Corp. - ADR	14,652	173,773
Murata Manufacturing Co. Ltd. - ADR	39,813	295,412
SCREEN Holdings Co. Ltd.	1,016	80,878
TDK Corp.	21,532	265,689
TE Connectivity PLC	703	144,642
Trimble, Inc. (a)	512	42,952
		1,241,926

Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	263	45,954

Healthcare-Products - 0.4%
FUJIFILM Holdings Corp. - ADR	27,685	285,986

Internet - 0.8%
CDW Corp.	296	51,617
F5, Inc. (a)	131	41,058
GoDaddy, Inc. - Class A (a)	345	55,745
Palo Alto Networks, Inc. (a)	1,564	271,510
VeriSign, Inc.	195	52,430
		472,360

Machinery-Diversified - 1.8%
Hexagon AB - ADR	22,894	251,147
Keyence Corp.	2,181	799,968
Omron Corp. - ADR	1,976	51,100
		1,102,215

Office-Business Equipment - 0.5%
Canon, Inc. - ADR	10,504	299,259
Zebra Technologies Corp. - Class A (a)	89	30,173
		329,432

Semiconductors - 47.5%(b)
Advanced Micro Devices, Inc. (a)	3,715	654,992
Advantest Corp. - ADR	8,520	568,540
Analog Devices, Inc.	1,162	261,020
Applied Materials, Inc.	1,861	335,092
ASM International NV	507	248,071
ASML Holding NV	4,119	2,890,386
BE Semiconductor Industries NV	749	102,100
Broadcom, Inc.	10,637	3,124,087
Disco Corp. - ADR	11,406	338,302
Infineon Technologies AG - ADR	14,310	562,669
KLA Corp.	308	270,741
Lam Research Corp.	3,010	285,468
Lasertec Corp. - ADR	4,436	87,966
MediaTek, Inc.	60,949	2,797,559
Microchip Technology, Inc.	1,270	85,839
Micron Technology, Inc.	2,633	287,366
Monolithic Power Systems, Inc.	100	71,124
NVIDIA Corp.	40,617	7,224,546
NXP Semiconductors NV	600	128,262
ON Semiconductor Corp. (a)	993	55,965
QUALCOMM, Inc.	2,513	368,808
Skyworks Solutions, Inc.	411	28,170
STMicroelectronics NV	7,202	185,055
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	27,745	6,703,747
Teradyne, Inc.	372	39,964
Texas Instruments, Inc.	2,081	376,786
Tokyo Electron Ltd. - ADR	10,505	822,016
United Microelectronics Corp. - ADR	87,024	595,244
		29,499,885

Software - 24.6%
Adobe, Inc. (a)	976	349,105
Akamai Technologies, Inc. (a)	354	27,014
Autodesk, Inc. (a)	512	155,192
Cadence Design Systems, Inc. (a)	625	227,856
Constellation Software, Inc./Canada	214	739,923
Dassault Systemes SE - ADR	6,992	229,897
Fair Isaac Corp. (a)	54	77,583
Microsoft Corp.	13,139	7,009,656
Oracle Corp.	3,726	945,547
PTC, Inc. (a)	283	60,791
Roper Technologies, Inc.	253	139,251
Sage Group PLC - ADR	2,716	174,666
Salesforce, Inc.	2,198	567,809
SAP SE - ADR	11,158	3,198,999
ServiceNow, Inc. (a)	482	454,584
Synopsys, Inc. (a)	470	297,934
Temenos AG - ADR	656	59,047
Tyler Technologies, Inc. (a)	95	55,533
WiseTech Global Ltd.	2,055	157,953
Workday, Inc. - Class A (a)	503	115,378
Xero Ltd. (a)	1,714	199,733
		15,243,451

Telecommunications - 4.5%
Arista Networks, Inc. (a)	2,359	290,676
Cisco Systems, Inc.	9,115	620,549
Corning, Inc.	1,822	115,223
Nokia Oyj - ADR	58,614	239,145
Telefonaktiebolaget LM Ericsson - ADR	34,465	248,838
Xiaomi Corp. - ADR (a)	37,303	1,256,365
		2,770,796
TOTAL COMMON STOCKS (Cost $46,954,414)		61,368,211

TOTAL INVESTMENTS - 98.9% (Cost $46,954,414)		61,368,211
Other Assets in Excess of Liabilities - 1.1%		659,901
TOTAL NET ASSETS - 100.0%		$62,028,112
two		–%
Percentages are stated as a percent of net assets.		–%

AB - Aktiebolag ADR - American Depositary Receipt AG – Aktiengesellschaft NV - Naamloze Vennootschap OYJ - Julkinen Asakeyhtio PLC - Public Limited Company
SA - Sociedad Anónima SE - Societas Europeae

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

SP Funds S&P Global Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$61,368,211	$–	$–	$61,368,211
Total Investments	$61,368,211	$–	$–	$61,368,211

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of July 31, 2025
(% of Net Assets)
United States	$32,915,270	53.1	%(a)
Taiwan	11,477,372	18.5
Japan	4,787,635	7.7
Germany	3,761,668	6.1
Netherlands	3,368,819	5.4
China	1,256,365	2.0
Canada	954,126	1.5
Ireland	527,663	0.8
Sweden	499,985	0.8
France	477,851	0.8
Switzerland	392,528	0.6
United Kingdom	352,098	0.6
Finland	239,145	0.4
New Zealand	199,733	0.3
Australia	157,953	0.3
Other Assets in Excess of Liabilities	659,901	1.1
Total Net Assets	$62,028,112	100.0%

(a) To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.